SHARE-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Exercise Price Per Share	$ 40.00	$ 40.00
Number outstanding as of September 30, 2012	12,334	12,334
Weighted Average Fair Value	$ 18.9
Outstanding Remaining Life(Years)	7 years 7 months 13 days	8 years 7 months 17 days
Number Exercisable as of September 30, 2012	12,334
Weighted Average Exercise Price	$ 18.9